Average Annual Total Returns - Hartford Schroders Securitized Income Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes Since Inception		Class I Return Before Taxes 1 Year	Class I Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class F Return Before Taxes 1 Year	Class F Return Before Taxes Since Inception	Class SDR Return Before Taxes 1 Year	Class SDR Return Before Taxes Since Inception	ICE BofA US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(2.33%)	(0.09%)	(3.24%)	(1.04%)	(1.39%)	(0.47%)	(1.21%)	[1]	1.07%	[1]	0.73%	1.62%	0.71%	1.63%	0.76%	1.67%	0.70%	1.65%	5.20%	5.50%	3.12%	4.03%

[1]	Class C shares commenced operations on February 28, 2020 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Performance prior to Class C’s inception date has not been adjusted to reflect the operating expenses of Class C. If the performance were adjusted, it may have been higher or lower.